Retail | Vanguard New Jersey Municipal Money Market Fund
Vanguard New Jersey Municipal Money Market Fund
Investment Objective
The Fund seeks to provide current income that is exempt from both federal and New Jersey personal income taxes while maintaining a stable net asset value of $1 per share. The Fund is intended for New Jersey residents only.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard New Jersey Municipal Money Market Fund Investor Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard New Jersey Municipal Money Market Fund Investor Shares
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.16%	[1]
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard New Jersey Municipal Money Market Fund | Investor Shares | USD ($)	16	52	90	205

Principal Investment Policies
Under normal circumstances, the Fund invests at least 80% of its assets in a variety of high-quality, short-term New Jersey municipal securities whose income is exempt from federal and New Jersey state taxes. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.
Principal Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund’s performance:

• State-specific risk, which is the chance that developments in New Jersey, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund or that are available for investment by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to the credit risk and unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

• Derivatives risk. The Fund may invest in structured products such as tender option bonds and long-term municipal bonds combined with a demand feature (i.e., variable rate demand notes or VRDNs), which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of comparative benchmarks, which have investment characteristics similar to those of the Fund. The Spliced New Jersey Tax-Exempt Money Market Funds Average consists of the New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013, and the Other States Tax-Exempt Money Market Funds Average thereafter. Returns for the benchmarks shown are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard New Jersey Municipal Money Market Fund Investor Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2017, was 0.29%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.91% (quarter ended June 30, 2007), and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Retail - Vanguard New Jersey Municipal Money Market Fund		1 Year	5 Years	10 Years
Investor Shares		0.28%	0.07%	0.65%
Other States Tax-Exempt Money Market Funds Average	[1]	0.10%	0.02%	0.52%
Spliced New Jersey Tax-Exempt Money Market Funds Average	[1]	0.10%	0.02%	0.51%
[1]	Comparative Benchmarks